Financial Instruments	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Financial Instruments	Financial Instruments
The Group’s financial instruments consist of financial assets in the form of notes, convertible notes and investment in shares, and financial liabilities, including preferred shares. Many of these financial instruments are presented at fair value, with changes in fair value recorded through profit and loss.
Fair Value Process
For financial instruments measured at fair value under IFRS 9, the change in the fair value is reflected through profit and loss. Using the guidance in IFRS 13, the total business enterprise value and allocable equity of each entity being valued can be determined using a market backsolve approach through a recent arm’s length financing round (or a future probable arm's length transaction), market/asset probability-weighted expected return method ("PWERM") approach, discounted cash flow approach, or hybrid approaches. The approaches, in order of strongest fair value evidence, are detailed as follows:

Valuation Method	Description
Market – Backsolve	The market backsolve approach benchmarks the original issue price (OIP) of the company’s latest funding transaction as current value.
Market/Asset – PWERM	Under a PWERM, the company value is based upon the probability-weighted present value of expected future investment returns, considering each of the possible future outcomes available to the enterprise. Possible future outcomes can include IPO scenarios, potential SPAC transactions, merger and acquisition transactions as well as other similar exit transactions of the investee.
Income Based – DCF	The income approach is used to estimate fair value based on the income streams, such as cash flows or earnings, that an asset or business can be expected to generate.
At each measurement date, investments held at fair value (that are not publicly traded) as well as the fair value of subsidiary preferred share liability, including embedded conversion rights that are not bifurcated, were determined using the following allocation methods: option pricing model (“OPM”), PWERM, or hybrid allocation framework. The methods are detailed as follows:

Allocation Method	Description
OPM	The OPM model treats preferred stock as call options on the enterprise’s equity value, with exercise prices based on the liquidation preferences of the preferred stock.
PWERM	Under a PWERM, share value is based upon the probability-weighted present value of expected future investment returns, considering each of the possible future outcomes available to the enterprise, as well as the rights of each share class.
Hybrid	The hybrid method is a combination of the PWERM and OPM. Under the hybrid method, multiple liquidity scenarios are weighted based on the probability of the scenario's occurrence, similar to the PWERM, while also utilizing the OPM to estimate the allocation of value in one or more of the scenarios.
Valuation policies and procedures are regularly monitored by the Group. Fair value measurements, including those categorized within Level 3, are prepared and reviewed for reasonableness and compliance with the fair value measurements guidance under IFRS accounting standards. The Group measures fair value using the following fair value hierarchy that reflects the significance of the inputs used in making the measurements:

Fair Value Hierarchy Level	Description
Level 1	Inputs that are quoted market prices (unadjusted) in active markets for identical instruments.
Level 2	Inputs other than quoted prices included within Level 1 that are observable either directly (i.e. as prices) or indirectly (i.e. derived from prices).
Level 3	Inputs that are unobservable. This category includes all instruments for which the valuation technique includes inputs not based on observable data and the unobservable inputs have a significant effect on the instruments' valuation.
Whilst the Group considers the methodologies and assumptions adopted in fair value measurements as supportable and reasonable, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investment existed.
Subsidiary Preferred Share Liability
As of December 31, 2024 and 2023, the fair value of subsidiary preferred share liability was $169 and $169, respectively. See Note 17. Subsidiary Preferred Shares for the changes in the Group’s subsidiary preferred share liability measured at fair value, which are categorized as Level 3 in the fair value hierarchy.
The changes in fair value of subsidiary preferred share liability is recorded in finance income/(costs) – fair value accounting in the Consolidated Statement of Comprehensive Income/(Loss).
Investments Held at Fair Value
Vor Valuation
Vor (Nasdaq: VOR) and additional immaterial investments are listed entities on an active exchange, and as such, the fair value as of December 31, 2024 was calculated utilizing the quoted common share price which is categorized as Level 1 in the fair value hierarchy.
Seaport, Vedanta and Sonde
As of December 31, 2024, the Group accounts for the following investments under IFRS 9 as investments held at fair value with changes in fair value through profit and loss: Seaport preferred A-1, A-2, and B shares, Vedanta preferred A-1, B, C, and D shares, Sonde preferred A-2 and B shares and other immaterial investment. The valuations of the aforementioned investments are categorized as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs to value such assets. During the year ended December 31, 2024, the Group recorded such investments at fair value and recognized a loss of $10,361 for the changes in fair value of the investments.
The following table summarizes the changes in all the Group’s investments held at fair value categorized as Level 3 in the fair value hierarchy:

Balance as of January 1, 2023	12,593
Deconsolidation of Vedanta - new investment in Vedanta preferred shares	20,456
Investment in Gelesis 2023 Warrants	1,121
Gain/(loss) on changes in fair value	(9,299)
Balance as of December 31, 2023 and January 1, 2024	24,872
Deconsolidation of Seaport - new investment in Seaport preferred shares	179,248
Gain/(loss) on changes in fair value	(10,361)
Balance as of December 31, 2024	193,758
Equity method loss recorded against LTI	(5,307)
Balance as of December 31, 2024 after allocation of equity method loss to LTI	188,452
The changes in fair value of investments held at fair value is recorded in gain/(loss) on investments held at fair value in the Consolidated Statement of Comprehensive Income/(Loss).
As of December 31, 2024, the Group’s material investments held at fair value categorized as Level 3 in the fair value hierarchy include the preferred shares of Seaport, and Vedanta, with fair value of $177,288, and $11,163, respectively. The significant unobservable inputs used at December 31, 2024 in the fair value measurement of these investments and the sensitivity of the fair value measurements for these investments to changes of these significant unobservable inputs are summarized in the tables below.

As of December 31, 2024	Investment (Seaport) Measured through Market Backsolve & PWERM
Unobservable Inputs (Seaport)	Input Value	Sensitivity Range	Fair Value Increase/(Decrease) $
Equity Value	538,635	-10%	(22,099)
		+10%	21,716
Time to Liquidity	0.5	-3 months	5,753
		+3 months	(4,247)
Probability of achieving a certain clinical trial development milestone	80%	-10%	(7,871)
		+10%	7,871
Probability of entering into an initial public offering	25% and 20%	-10%	(4,754)
		+10%	4,754
The unobservable inputs outlined within the table above were used to determine the fair value of our investment in the convertible preferred shares of a private company as of December 31, 2024. Whilst the Group considers the methodologies and assumptions used in the fair value measurement to be supportable and reasonable, because of the inherent uncertainties associated with the valuation, the estimated value may differ significantly from the values that would have been used had a ready market for the investment existed. The fair value measurement of our investment in the convertible preferred shares will be updated at each reporting date.

As of December 31, 2024	Investment (Vedanta) Measured through Market Backsolve that Leverages a Monte Carlo Simulation
Unobservable Inputs (Vedanta)	Input Value	Sensitivity Range	Fair Value Increase/(Decrease) $
Equity Value	30,845	-5%	(1,617)
		+5%	1,515
Time to Liquidity	0.27	-3 Months	n.a.
		+3 Months	5,238
Volatility	155%	-10%	(2,976)
		+10%	518
The unobservable inputs outlined within the table above were used to determine the fair value of our investment in the convertible preferred shares of a private company as of December 31, 2024. Whilst the Group considers the methodologies and assumptions used in the fair value measurement to be supportable and reasonable, because of the inherent uncertainties associated with the valuation, the estimated value may differ significantly from the values that would have been used had a ready market for the investment existed. The fair value measurement of our investment in the convertible preferred shares will be updated at each reporting date.
Investments in Notes from Associates
As of December 31, 2024 and 2023, the investment in notes from associates was $17,731 and $4,600, respectively. The balance represents the fair value of convertible promissory notes with a principal value of $26,850 issued by Gelesis and convertible debt with a principal value of $5,000 issued by Vedanta.
During the year-ended December 31, 2024, the Group recorded a gain of $13,131 for the changes in fair value of the notes from associates in the gain/(loss) on investments in notes from associates within the Consolidated Statement of Comprehensive Income/Loss. The gain was driven by an increase of $11,381 in the fair value of the Gelesis convertible promissory notes and an increase of $1,750 in the fair value of the Vedanta convertible note.
In October 2023, Gelesis ceased operations and filed a voluntary petition for relief under the provisions of Chapter 7 of Title 11 of the United States Bankruptcy Code. Therefore, the Group determined the fair value of the convertible promissory notes issued by Gelesis to be $0 at December 31, 2023. In June 2024, the Bankruptcy Court approved an executed agreement for a third party to acquire the remaining net assets of Gelesis for $15,000. As the only senior secured creditor, the Group is expected to receive a majority of the proceeds from this sale after deduction of legal and administrative costs incurred by the Bankruptcy Court in 2025. As of December 31, 2024, these notes were determined to have a fair value of $11,381.
The convertible debt issued by Vedanta was valued using a market backsolve approach that leverages a Monte Carlo simulation. The significant unobservable inputs categorized as Level 3 in the fair value hierarchy used at December 31, 2024, in the fair value measurement of the convertible debt are the same as the inputs disclosed above for Vedanta preferred shares.
Fair Value Measurement and Classification
The fair value of financial instruments by category as of December 31, 2024 and 2023:

	2024
	Carrying Amount		Fair Value
	Financial Assets $	Financial Liabilities $	Level 1 $	Level 2 $	Level 3 $	Total $
Financial assets[1]:
Money Markets[2]	181,716	—	181,716	—	—	181,716
Investment in notes from associates	17,731	—	—	—	17,731	17,731
Investments held at fair value	191,426	—	2,974	—	188,452	191,426
Total financial assets	390,873	—	184,690	—	206,183	390,873
Financial liabilities:
Subsidiary preferred shares	—	169	—	—	169	169
Share-based liability awards	—	3,736	—	—	3,736	3,736
Total financial liabilities	—	3,905	—	—	3,905	3,905
1.    Excluded from the table above are short-term investments of $86,666 and cash equivalent of $62,179 that are classified at amortized cost as of December 31, 2024. The cost of these short-term investments and cash equivalent approximates current fair value.
2.    Included within cash and cash equivalents.

	2023
	Carrying Amount		Fair Value
	Financial Assets $	Financial Liabilities $	Level 1 $	Level 2 $	Level 3 $	Total $
Financial assets[1]:
Money Markets[2]	156,705	—	156,705	—	—	156,705
Note from associate	4,600	—	—	—	4,600	4,600
Investments held at fair value	317,841	—	292,970	—	24,872	317,841
Total financial assets	479,146	—	449,675	—	29,472	479,146
Financial liabilities:
Subsidiary preferred shares	—	169	—	—	169	169
Share-based liability awards	—	4,782	—	—	4,782	4,782
Total financial liabilities	—	4,951	—	—	4,951	4,951
1    Excluded from the table above are short-term investments of $136,062 that are classified at amortized cost as of December 31, 2023. The cost of these short-term investments approximates current fair value.
2    Included within cash and cash equivalents.